Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 281,081	$ 63,232
Accounts receivable, net of allowances	30,605	12,252
Inventories	10,267	6,483
Prepaid expenses and other current assets	21,579	6,213
Total current assets	343,532	88,180
Property and equipment, net	268,401
Property and equipment, net		282,560
Restricted cash	16,462	10,461
Right-of-use assets	21,178
Deposits with supplier	7,566	1,084
Other assets	21,927	7,862
Total assets	679,066	390,147
Current liabilities:
Accounts payable	24,186	14,562
Accrued expenses and other current liabilities	57,986	42,150
Accrued compensation	9,508	10,827
Deferred revenue	11,460	2,649
Debt, current	1,470	247,248
Total current liabilities	104,610	317,436
Debt, non-current	13,960	15,430
Redeemable convertible preferred stock warrant liability	0	12,323
Sponsor earn-out liability	7,624	0
Lease liabilities	22,997
Other liabilities	50,537	56,844
Total liabilities	199,728	402,033
Commitments and contingencies (Note 9)
Temporary equity, carrying amount, attributable to parent	0	1,812,678
Stockholders' equity (deficit):
Common stock	22	0
Additional paid-in-capital	2,736,647	89,789
Accumulated deficit	(2,257,331)	(1,914,353)
Total stockholders' equity (deficit)	479,338	(1,824,564)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	$ 679,066	$ 390,147